Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	nftii_SupplementTextBlock

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated May 22, 2017 to the Prospectus of the McDonnell Intermediate Municipal Bond Fund (the “Fund”), dated May 1, 2017, as may be revised and supplemented from time to time:

Effective May 22, 2017, the Bloomberg Barclays Municipal Bond Index will replace the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as the Fund’s primary benchmark.

Effective May 22, 2017, the first paragraph within the section “Risk/Return Bar Chart and Table” with respect to the Fund is amended and restated as follows:

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and Life-of-Fund periods compare to two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Effective May 22, 2017, the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” with respect to the Fund is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2016)	Past 1 Year	Life of Fund (12/13/12)
Class Y - Return Before Taxes	-0.55%	1.48%
Return After Taxes on Distributions	-0.55%	1.48%
Return After Taxes on Distributions and Sale of Fund Shares	0.33%	1.47%
Class A - Return Before Taxes	-3.75%	0.40%
Class C - Return Before Taxes	-2.42%	0.45%
Class T - Return Before Taxes	-3.29%	0.54%
Bloomberg Barclays Municipal Bond Index[1]	0.25%	2.42%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	-0.05%	2.14%

[1]	Effective May 22, 2017, the Bloomberg Barclays Municipal Bond Index replaced the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as the Fund’s primary benchmark because the Fund believes the Bloomberg Barclays Municipal Bond Index, an index which covers the U.S. dollar-denominated long-term tax exempt bond market, is a more appropriate comparison to the Fund’s investment strategies. It is not possible to invest directly in an index.

McDonnell Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated May 22, 2017 to the Prospectus of the McDonnell Intermediate Municipal Bond Fund (the “Fund”), dated May 1, 2017, as may be revised and supplemented from time to time:

Effective May 22, 2017, the Bloomberg Barclays Municipal Bond Index will replace the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as the Fund’s primary benchmark.

Effective May 22, 2017, the first paragraph within the section “Risk/Return Bar Chart and Table” with respect to the Fund is amended and restated as follows:

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and Life-of-Fund periods compare to two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Effective May 22, 2017, the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” with respect to the Fund is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2016)	Past 1 Year	Life of Fund (12/13/12)
Class Y - Return Before Taxes	-0.55%	1.48%
Return After Taxes on Distributions	-0.55%	1.48%
Return After Taxes on Distributions and Sale of Fund Shares	0.33%	1.47%
Class A - Return Before Taxes	-3.75%	0.40%
Class C - Return Before Taxes	-2.42%	0.45%
Class T - Return Before Taxes	-3.29%	0.54%
Bloomberg Barclays Municipal Bond Index[1]	0.25%	2.42%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	-0.05%	2.14%

[1]	Effective May 22, 2017, the Bloomberg Barclays Municipal Bond Index replaced the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as the Fund’s primary benchmark because the Fund believes the Bloomberg Barclays Municipal Bond Index, an index which covers the U.S. dollar-denominated long-term tax exempt bond market, is a more appropriate comparison to the Fund’s investment strategies. It is not possible to invest directly in an index.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and Life-of-Fund periods compare to two broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year and Life-of-Fund periods compare to two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ngam.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 22, 2017, the Bloomberg Barclays Municipal Bond Index replaced the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as the Fund’s primary benchmark because the Fund believes the Bloomberg Barclays Municipal Bond Index, an index which covers the U.S. dollar-denominated long-term tax exempt bond market, is a more appropriate comparison to the Fund’s investment strategies. It is not possible to invest directly in an index.
McDonnell Intermediate Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.75%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012
McDonnell Intermediate Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.42%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012
McDonnell Intermediate Municipal Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.29%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012
McDonnell Intermediate Municipal Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.55%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012
McDonnell Intermediate Municipal Bond Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.55%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012
McDonnell Intermediate Municipal Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012
McDonnell Intermediate Municipal Bond Fund | Bloomberg Barclays Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.25%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	2.42%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012	[1]
McDonnell Intermediate Municipal Bond Fund | Bloomberg Barclays 3-15 Year Blend Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.05%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2012

[1]	Effective May 22, 2017, the Bloomberg Barclays Municipal Bond Index replaced the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as the Fund’s primary benchmark because the Fund believes the Bloomberg Barclays Municipal Bond Index, an index which covers the U.S. dollar-denominated long-term tax exempt bond market, is a more appropriate comparison to the Fund’s investment strategies. It is not possible to invest directly in an index.